Convertible Preferred Stock - Voting Rights, Election of Directors (Details)	9 Months Ended	12 Months Ended
	Sep. 30, 2023 director Vote	Dec. 31, 2022 director Vote
Convertible Preferred Stock
Number of votes for each share of common stock into which preferred stock could be converted | Vote	1	1
Series A
Convertible Preferred Stock
Number of director to be elected by preferred stock holders	1	1
Series A-2
Convertible Preferred Stock
Number of director to be elected by preferred stock holders	1	1
Series B
Convertible Preferred Stock
Number of director to be elected by preferred stock holders	1	1
Series B-2
Convertible Preferred Stock
Number of director to be elected by preferred stock holders	1	1